Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS
19.	Commitments and Contingencies

Operating Leases

In June 2019, the Company entered into an operating lease agreement with PureTech Health LLC, or PureTech, for office space located in Boston, Massachusetts. The lease expires in August 2025, with total lease payments of $3.2 million over the term.

At March 31, 2022, the Company’s operating lease right of use assets was $1.9 million, of which $0.5 million and $1.4 million were short-term and long-term lease liabilities, respectively. At December 31, 2021, the Company’s operating lease right of use assets was $2.0 million, of which $0.5 million and $1.5 million were short-term and long-term lease liabilities, respectively. Operating lease expense was $0.1 million during the three months ended March 31, 2022 and 2021, respectively. The remaining noncancelable term of the Company’s operating leases was 3.4 years at March 31, 2022, and the weighted average discount rate was 5.9%.

Future maturities of the lease liability under the Company’s noncancelable operating leases at March 31, 2022 are as follows (in thousands):

At March 31, 2022
Remaining 2022 maturities	$474
2023	636
2024	555
2025	385
2026	32
More than 5 years	16
Total undiscounted lease maturities	$2,098
Imputed interest	(176)
Total lease liability	$1,922

Royalty Agreements

Expenses from royalty agreements on net product sales and sublicense income is recognized as a cost of goods sold in the accompanying condensed consolidated statements of operations during the period in which the associated revenues are recognized.

PureTech

In December 2009, the Company entered into a royalty and sublicense income agreement with PureTech, a significant stockholder in the Company, whereby the Company is required to pay PureTech a 2.0% royalty on net product sales received as a result of developing products and technology using the intellectual property purchased from One.

One S.r.l

Under the amended and restated master agreement with One, the Company is required to pay a 2.0% royalty on net product sales and an aggregate of €17.5 million (approximately $19.5 million at March 31, 2022) upon the achievement of certain commercial milestones of new medical indications as well as Plenity and pay royalties on net product sales and/or a percentage of sublicense income. At March 31, 2022, none of the milestones have been met.

Grant Agreements

The Company has been awarded grants from governmental agencies, which are recognized as income as the qualifying expenses are incurred (see Note 11). The grant agreements contain certain provisions, including, among others, maintaining a physical presence in the region for defined periods. Failure to comply with these covenants would require either a full or partial refund of the grant to the granting authority.

Research and Development Tax Credits

The Company’s subsidiary, Gelesis S.r.l., which conducts core manufacturing and research and development activities on behalf of the Company, is eligible to receive a non-income based and non-refundable tax credits for qualified research and development activities. The Company has earned research and development tax credits in Italy for qualifying expenses incurred by performing certain research and development activities.

In December 2018, the Italian government passed a new budget law, effective January 1, 2019, that amended the eligibility criteria for recognizing qualifying research and development tax credits (“2019 Budget Law”). The 2019 Budget Law requires retroactive application for research and development tax credits earned during the year ended December 31, 2019. Under the 2019 Budget Law, research and development tax credits claimed in prior periods under previous interpretations of the research and development tax credit law may potentially be repaid by the Company.

The Company evaluated the potential loss under ASC 450, Contingencies. The Company concluded that the likelihood of a potential loss arising from this matter is probable.

The Company has recorded $2.9 million and $3.0 million as a component of other long-term liabilities in the accompanying condensed consolidated balance sheets at March 31, 2022 and December 31, 2021, respectively. In October 2021, the Italian federal tax authority initiated an audit of the research and development tax credits for the calendar years 2017 through 2019. The Company expects that this tax audit will continue through 2022.

Litigation

In connection with the Business Combination, the Company received a litigation demand letter from certain purported stockholders alleging that the Company was required to provide holders of Class A Common Stock a separate class vote in connection with proposed amendments of the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares, such that separate votes can be cast on the proposed increase in the number of shares of Class A common stock and the proposed increase in the number of shares of preferred stock. While the Company believes that the ultimate outcome of this litigation demand will not have a material effect on these condensed consolidated financial statements as well as its financial position, results of operations, and cash flows, the Company is unable to determine a range of potential losses that is reasonably possible of occurring.

19.	Commitments and Contingencies

Operating Leases

The Company has operating leases for office, laboratory and manufacturing space with remaining terms between four and six years. Leases with initial terms of less than twelve months are not recorded as operating leases. The Company recognizes expenses for leases on a straight-line basis over the lease period and has accrued for lease expense incurred but not yet paid. While certain leases contain renewal options, the Company does not include renewal options in determining the term of the lease, used for calculating the associated lease liabilities, unless it is reasonably certain it will execute the renewal option. None of the Company’s leases include variable payments, residual value guarantees or restrictive covenants.

In June 2019, the Company entered into an operating lease agreement with PureTech for office space located in Boston, Massachusetts. The lease expires in August 2025, with total lease payments of $3.2 million over the term.

At December 31, 2021, the Company’s operating lease right of use assets was $2.0 million, of which $0.5 million and $1.5 million were short-term and long-term lease liabilities, respectively. At December 31, 2020, the Company’s operating lease right of use assets was $2.2 million, of which $0.4 million and $1.8 million were short-term and long-term lease liabilities, respectively. Operating lease expense was $0.5 million during the years ended December 31, 2021 and 2020, respectively. The remaining noncancelable term of the Company’s operating leases was 3.7 years at December 31, 2021, and the weighted average discount rate was 5.9%.

Future maturities of the lease liability under the Company’s noncancelable operating leases at December 31, 2021 are as follows (in thousands):

At December 31, 2021
2022	$634
2023	639
2024	555
2025	385
2026	33
More than 5 years	16
Total undiscounted lease maturities	$2,262
Imputed interest	(202)
Total lease liability	$2,060

Royalty Agreements

Expenses from royalty agreements on net product sales and sublicense income is recognized as a cost of goods sold in the accompanying consolidated statements of operations during the period in which the associated revenues are recognized.

PureTech

In December 2009, the Company entered into a royalty and sublicense income agreement with PureTech, a significant stockholder in the Company, whereby the Company is required to pay PureTech a 2.0% royalty on net product sales received as a result of developing products and technology using the intellectual property purchased from One.

One S.r.l

Under the amended and restated master agreement with One, the Company is required to pay a 2.0% royalty on net product sales and €17.5 million (approximately $19.9 million at December 31, 2021) upon the achievement of certain milestones and pay royalties on future sales and/or a percentage of sublicense income. At December 31, 2021, none of the milestones have been met.

Grant Agreements

The Company has been awarded grants from governmental agencies, which are recognized as income as the qualifying expenses are incurred (see Note 11). The grant agreements contain certain provisions, including, among others, maintaining a physical presence in the region for defined periods. Failure to comply with these covenants would require either a full or partial refund of the grant to the granting authority.

Research and Development Tax Credits

The Company’s wholly owned subsidiary, Gelesis S.r.l., which conducts core research and development activities on behalf of the Company, is eligible to receive a non-income based and non-refundable tax credits for qualified research and development activities. The Company has earned research and development tax credits in Italy for qualifying expenses incurred by performing certain research and development activities. For the years ended December 31, 2021 and 2020, less than $0.1 million and $0.6 million, respectively, were recorded as other income (expense), net in the accompanying consolidated statements of operations.

In December 2018, the Italian government passed a new budget law, effective January 1, 2019, that amended the eligibility criteria for recognizing qualifying research and development tax credits (“2019 Budget Law). The 2019 Budget Law requires retroactive application for research and development tax credits earned during the year ended December 31, 2019. Under the 2019 Budget Law, research and development tax credits claimed in prior periods under previous interpretations of the research and development tax credit law may potentially be repaid by the Company.

The Company evaluated the potential loss under ASC 450, Contingencies. The Company concluded that the likelihood of a potential loss arising from this matter is probable.

The Company has recorded $3.0 million and $3.1 million as a component of other long-term liabilities in the accompanying consolidated balance sheets at December 31, 2021 and 2020, respectively. In October 2021, the Italian federal tax authority initiated an audit of the research and development tax credits for the calendar years 2017 through 2019. The Company expects that this tax audit will continue into 2022.